Activity in Allowance for Loan Losses (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Provisions	$ 155,194
Charge-off
End of the year	$ 155,194